---------------------------------------------------------------------------

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2008
Date of reporting period: 07/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 1 Reports to Stockholders
---------------------------------------------------------------------------
---------------------------------------------------------------------------

(cover, photograph)

American Growth Fund, Inc.
Annual Report
for the year ended July 31, 2008

-- cover (page one) --
---------------------------------------------------------------------------

(photograph, Robert Brody)

Dear Shareholders:

Some times it takes a crisis for the stock market to hit a bottom. As I write this letter, considering the many markets I have seen, I would call the last week a crisis (09/15/2008 to 09/19/2008). Some of the biggest names in industry have fallen and the U.S. government has made unprecedented moves to save many firms. In the week of 09/15/2008 to 09/19/2008, the market has seen a change from 11,416 to 10,403 which represents a 9% change from the high to the low. I have never seen such large shifts in the 50 years I have been managing your money. I want to assure you that our Fund is not invested in any of the companies or banks that have made the headlines.

Past performance is no gurantee of future results. Since my last letter to you, the Fund has grown 1.35% in the last 6 months (02/01/2008 to 07/31/2008) while the broader market indexes have declined. The losses were primarily due to a general decline in the national and world markets and specifically in the auto and truck industry. We saw an increase in the biotechnology industry.

We feel that the economy may moderately expand in the near future. We at American Growth Fund are optimistic about the position of our portfolio to take advantage of this upcoming market. The industries that we believe will best benefit from the economy are the computer & peripherals, semiconductor and biotechnology industries. Our philosophy has always been to find the best and most stable companies in these industries for you. As you will see in the following pages, many of the companies you hold an interest in are household names.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number at 800 525-2406 or, in Colorado, at 303 626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,
Robert Brody

(graphic, Robert Brody's signature)

Robert Brody
*see page 23 for additional information.


-- page 2 --
---------------------------------------------------------------------------

How American Growth Fund, Inc. Has Its Shareholders' Money Invested STATEMENT OF INVESTMENTS
July 31, 2008

	                                                        Market
Description of Security	                         Shares	        Value

COMMON STOCK

Computer & Peripherals Industry  34.04%
Hewlett Packard Company..........................120,000	$ 5,376,000
     (A designer and manufacturer of precision electronic products.)
Cisco Systems*....................................69,500	  1,528,305
     (The leading supplier of high-performance inter-networking products.)
EMC Corp.*........................................70,000	  1,050,700
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
                                                                -----------
                                     		                  7,955,005

Semiconductor Industry  11.75%
Intel Corp........................................56,000	  1,242,640
     (A leading manufacturer of integrated circuits.)
Texas Instruments, Inc............................37,000	    902,060
     (The leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*.....................60,000	    601,200
     (Produces digital integrated circuits.)
                                                                -----------
 		                                                  2,745,900

Biotechnology Industry  11.11%
Amgen Inc.*.......................................41,450	  2,596,014
     (Utilizes biotechnology to develop human pharmaceutical products.)
                                                                -----------

Steel (General)  9.28%
Cleveland Cliffs..................................20,000	  2,168,200
     (Managing six active mines; North Americas largest producer of Iron
     Ore pellets.)                                              -----------

*Non-income producing security
See accompanying notes to financial statements.

-- page 3 --
---------------------------------------------------------------------------

How American Growth Fund, Inc. Has Its Shareholders' Money Invested STATEMENT OF INVESTMENTS
July 31, 2008


	                                                        Market
Description of Security	                         Shares	        Value


Drug  8.92%
Cephalon Inc.*...................................28,500	        $ 2,085,060
     (A biopharmaceutical company which develops and markets products to treat neurological and sleep disorders, cancer and pain.)
                                                                -----------

Semiconductor Capital Equipment  7.04%
Novellus Systems*................................40,000	            814,800
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials................................35,000	            606,200
     (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*..................................24,000	            224,880
     (The world's largest producer of automated test equipment for semiconductors.)
                                                                -----------
		                                                  1,645,880

Insurance Industry  4.13%
AXA ADS..........................................32,824	            964,697
     (The holding company of an international group of insurance and related financial services.)
                                                                -----------

Metals and Mining  2.89%
Alcoa Inc.*......................................20,000	            675,000
     (A global leader in aluminum production, serving the aerospace, automotive, building and construction, commercial, transportation and industrial markets.)
                                                                -----------

Entertainment Industry  2.45%
Time Warner, Inc.................................40,000	            572,800
     (A leading internet/media provider.)
                                                                -----------

*Non-income producing security
See accompanying notes to financial statements.

-- page 4 --
---------------------------------------------------------------------------

How American Growth Fund, Inc. Has Its Shareholders' Money Invested STATEMENT OF INVESTMENTS
July 31, 2008

	                                                        Market
Description of Security	                         Shares	        Value


Railroad  2.35%
Kansas City Southern*............................10,000	          $ 550,000
     (A holding company that has railroad investments in the U.S., Mexico and Panama.)
                                                                -----------

Wireless Networking Industry  2.18%
Network Appliance, Inc.*.........................20,000	            511,000
     (A leading supplier of network attached data storage and access devices, called filers.)
                                                                -----------

Computer Software and Services Industry  2.15%
Fair, Isaac & Co.................................22,500	            500,850
     (Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)
                                                                -----------

Electrical Equipment  0.89%
Thomas & Betts Corp* .............................5,000	            206,900
     (Manufactures electrical/electronic devices for the industrial, constructions, utility and retail markets.)
                                                                -----------

Auto and Truck  0.77%
Oshkosh Truck Co.................................10,000	            180,400
     (Engages in the design, manufacture and marketing of various specialty vehicles and vehicle bodies worldwide.)
                                                                -----------

Total Common Stocks (cost $36,654,156) - 99.95%...               23,357,706
                                                                -----------
Total Investments, at Market Value (cost $36,654,156)..99.95%	 23,357,706
Cash and Receivable, Less Liabilities...................0.05%	     12,323
                                                      ---------------------
Net Assets                                            100.00%	$23,370,029
                                                      ---------------------
*Non-income producing security
See accompanying notes to financial statements.

-- page 5 --
---------------------------------------------------------------------------

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2008

ASSETS:
Investments, at market value (cost $36,654,156)................$ 23,357,706
Cash.................................................................21,437
Receivables:
   Shares of beneficial interest sold................................12,485
   Dividends..........................................................3,700
   Interest.............................................................186
   Other..............................................................1,213
                                                                -----------
Total assets.....................................................23,396,727
                                                                -----------
LIABILITIES:
Shares of beneficial interest redeemed..................................172
12b-1 fees............................................................7,585
Management fee.......................................................18,941
                                                                -----------
Total liabilities....................................................26,698
                                                                -----------
NET ASSETS.....................................................$ 23,370,029
                                                                ===========
COMPOSITION OF NET ASSETS:
Paid-in capital................................................$ 47,037,429
Accumulated net realized loss from investment transactions......(10,370,950)
Net unrealized depreciation of investments......................(13,296,450)
                                                                -----------
Net assets.....................................................$ 23,370,029
                                                                ===========
NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based on net assets of $5,952,517 and 1,992,717 shares of beneficial
      interest outstanding)                                          $ 2.99
      Maximum offering price per share (net asset value plus sales
      charge of 5.75% of offering price) 	                     $ 3.17
Class B Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $3,407,911 and 1,253,243 shares
      of beneficial interest outstanding)	                     $ 2.72
Class C Shares:
      Net asset value, redemption price and offering price per share
      (based on net  assets of $3,985,989 and 1,468,043 shares of
      beneficial interest outstanding)	                             $ 2.72
Class D Shares:
      Net asset value and redemption price per share (based on net assets of $10,023,612 and 3,255,795 shares of beneficial
      interest outstanding)	                                     $ 3.08
      Maximum offering price per share (net asset value plus sales
      charge of 5.75% of offering price)  	                     $ 3.27
See accompanying notes to financial statements.

-- page 6 --
---------------------------------------------------------------------------

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2008

INVESTMENT INCOME:
      Dividends (Net of $15,283 foreign withholding tax)..........$ 175,624
      Interest ......................................................17,647
                                                                -----------
Total investment income.............................................193,271
                                                                -----------
EXPENSES:
Investment advisory fees (Note 4)...................................266,952
Administration expenses (Note 4)....................................213,589
Transfer agent, shareholder servicing and data processing fees......178,716
Accounting Fees......................................................72,709
Rent expense (Note 4)................................................84,025
Custodian fees .......................................................7,253
Professional fees....................................................45,196
Registration and filing fees:
      Class A........................................................14,437
      Class B.........................................................9,130
      Class C........................................................10,128
      Class D........................................................23,332
Shareholder reports...................................................3,258
Distribution and service fees:
Class A..............................................................20,425
Class B..............................................................42,603
Class C..............................................................48,106
Directors fees (Note 4)..............................................14,663
Other expenses.......................................................75,158
                                                                -----------
Total expenses....................................................1,129,680
                                                                -----------
Net Investment Loss................................................(936,409)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments.....................................67,180
Net change in unrealized depreciation on investments.............(3,140,970)
                                                                -----------
Net loss on investments..........................................(3,073,790)
                                                                -----------
Net decrease in net assets resulting from operations...........$ (4,010,199)
                                                                -----------
See accompanying notes to financial statements.

-- page 7 --
---------------------------------------------------------------------------

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                               Year Ended       Year Ended
	                                     July 31, 2008    July 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss............................$ (936,409)	 $ (936,232)
Net realized gain (loss) on investments............67,180	 (4,341,319)
Net change in unrealized depreciation on
investments....................................(3,140,970)    	  9,665,776
                                               -----------------------------
Net increase (decrease) in net assets
resulting from operations......................(4,010,199)	  4,388,225

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting
from beneficial interest transactions (Note 2):
Class A..........................................(667,154)	    238,194
Class B........................................(1,301,802)	   (486,929)
Class C..........................................(584,501)	   (212,231)
Class D..........................................(782,795)	 (2,206,480)
                                               -----------------------------
Net change in net assets derived from beneficial
interest transactions..........................(3,336,252)	 (2,667,446)
                                               -----------------------------
Total increase (decrease)......................(7,346,451)	  1,720,779
Net Assets - Beginning of year.................30,716,480	 28,995,701
                                               -----------------------------
Net Assets - End of year.....................$ 23,370,029)     $ 30,716,480
                                               =============================

See accompanying notes to financial statements.

-- page 8 --
---------------------------------------------------------------------------

Financial Highlights


				       Class A
				       Year Ended July 31,

				       2008    2007    2006    2005    2004
	                               ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$3.44   $2.98   $3.00   $2.61   $2.65
                                      -------------------------------------
Income (loss) from investment
operations:
Net investment loss4..................(0.12)  (0.09)  (0.08)  (0.08)  (0.04)
Net realized and unrealized gain
(loss)................................(0.33)   0.55    0.06    0.47       -
                                      -------------------------------------
Total income (loss) from investment
operations............................(0.45)   0.46   (0.02)   0.39   (0.04)
                                      -------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income..    -       -       -       -       -
Book return of capital................    -       -       -       -       -
Distributions from net realized gain..    -       -       -       -       -
Total dividends and distributions to
shareholders..........................    -       -       -       -       -
                                      -------------------------------------
Net Asset Value, End of Period........$2.99   $3.44   $2.98   $3.00   $2.61
                                      -------------------------------------
Total Return at Net Asset Value1.....(13.1)%   15.4%  (0.7)%   14.9%  (1.5)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)............................$5,953  $7,674  $6,452  $6,331 $5,586
                                      -------------------------------------
Ratio to average net assets:
Net investment loss..................(3.37)% (2.83)% (2.80)% (2.97)% (3.18)%
Expenses2..............................4.08%   3.67%   3.55%   3.65%   3.73%
Portfolio Turnover Rate3...............17.9%	0.0%	0.0%	4.9%    2.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2008, aggregated $4,712,850 and $7,250,452, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.

-- page 9 --
---------------------------------------------------------------------------

Financial Highlights


				       Class B
				       Year Ended July 31,

				       2008    2007    2006    2005    2004
	                               ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$3.16   $2.75   $2.79   $2.45   $2.50
                                      -------------------------------------
Income (loss) from investment
operations:
Net investment loss4..................(0.14)  (0.12)  (0.17)  (0.14)  (0.05)
Net realized and unrealized gain
(loss)................................(0.30)   0.53    0.13    0.48       -
                                      -------------------------------------
Total income (loss) from investment
operations............................(0.44)   0.41   (0.04)   0.34   (0.05)
                                      -------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income..    -       -       -       -       -
Book return of capital................    -       -       -       -       -
Distributions from net realized gain..    -       -       -       -       -
Total dividends and distributions to
shareholders..........................    -       -       -       -       -
                                      -------------------------------------
Net Asset Value, End of Period........$2.72   $3.16   $2.75   $2.79   $2.45
                                      -------------------------------------
Total Return at Net Asset Value1.....(13.9)%   14.9%  (1.4)%   13.9%  (2.0)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)...........................$3,408  $5,318  $5,054  $5,712  $5,600
                                      -------------------------------------
Ratio to average net assets:
Net investment loss.................(4.05)%  (3.57)% (3.57)% (3.75)% (3.96)%
Expenses2.............................4.77%    4.39%   4.31%   4.42%   4.51%
Portfolio Turnover Rate3..............17.9%	0.0%	0.0%	4.9%	2.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2008, aggregated $4,712,850 and $7,250,452, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.

-- page 10 --
---------------------------------------------------------------------------

Financial Highlights


				       Class C
				       Year Ended July 31,

				       2008    2007    2006    2005    2004
	                               ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period                $3.15   $2.75   $2.78   $2.45   $2.50
                                      -------------------------------------
Income (loss) from investment
operations:
Net investment loss4..................(0.13)  (0.11)  (0.04)  (0.14)  (0.02)
Net realized and unrealized gain
(loss)................................(0.30)   0.51    0.01    0.47   (0.03)
                                      -------------------------------------
Total income (loss) from investment
operations............................(0.43)   0.40   (0.03)   0.33   (0.05)
                                      -------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income..    -       -       -       -       -
Book return of capital................    -       -       -       -       -
Distributions from net realized gain..    -       -       -       -       -
Total dividends and distributions to
shareholders..........................    -       -       -       -       -
                                      -------------------------------------
Net Asset Value, End of Period........$2.72   $3.15   $2.75   $2.78   $2.45
                                      -------------------------------------
Total Return at Net Asset Value1.....(13.7)%   14.6%  (1.1)%   13.5%  (2.0)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)...........................$3,986  $5,350  $4,855  $4,268  $4,337
Ratio to average net assets:
                                      -------------------------------------
Net investment loss..................(4.07)% (3.56)% (3.50)% (3.75)% (3.93)%
Expenses2..............................4.78%   4.39%   4.24%   4.43%   4.48%
Portfolio Turnover Rate3...............17.9%	0.0%	0.0%	4.9%    2.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2008, aggregated $4,712,850 and $7,250,452, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.

-- page 11 --
---------------------------------------------------------------------------

Financial Highlights


				       Class D
				       Year Ended July 31,

				       2008    2007    2006    2005    2004
	                               ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period................$3.54   $3.05   $3.06   $2.67   $2.70
                                      -------------------------------------
Income (loss) from investment
operations:
Net investment loss4..................(0.10)  (0.09)  (0.19)  (0.18)  (0.18)
Net realized and unrealized gain
(loss)................................(0.36)   0.58    0.18    0.57    0.15
                                      -------------------------------------
Total income (loss) from investment
operations............................(0.46)   0.49   (0.01)   0.39   (0.03)
                                      -------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income..    -       -       -       -       -
Book return of capital................    -       -       -       -       -
Distributions from net realized gain..    -       -       -       -       -
Total dividends and distributions to
shareholders..........................    -       -       -       -       -
                                      -------------------------------------
Net Asset Value, End of Period........$3.08   $3.54   $3.05   $3.06   $2.67
                                      -------------------------------------
Total Return at Net Asset Value1.....(13.0)%   16.1%  (0.3)%   14.6%  (1.1)%
Ratios/Supplemental Data:
Net assets, end of period (in
thousands)...........................$10,024 $12,374 $12,635 $14,310 $14,356
                                      --------------------------------------
Ratio to average net assets:
Net investment loss..................(3.06)% (2.55)% (2.56)% (2.76)% (3.02)%
Expenses2..............................3.78%   3.36%   3.31%   3.43%   3.56%
Portfolio Turnover Rate3...............17.9%	0.0%	0.0%	4.9%    2.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2008, aggregated $4,712,850 and $7,250,452, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.

See accompanying notes to financial statements.

-- page 12 --
---------------------------------------------------------------------------

Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2008, the Fund decreased its net investment loss and decreased paid in capital by $936,409.
Investment Valuation - Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncement - On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has adopted FIN 48 effective January 31, 2008. Management of the Fund has reviewed the tax positions for the open tax years ending July 31, 2005 through July 31, 2008 and has determined that the implementation of FIN 48 did not have a material impact on the Funds Financial Statement.

-- page 13 --
---------------------------------------------------------------------------

Notes to Financial Statements

FASB SFAS 157 - In December, 2005, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS
157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time management believes that the adoption of SFAS 157 will have no material impact on the financial statements of the Fund.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entitys results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds financial statement disclosures, if any, is currently being assessed.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

				     Year Ended 	     Year Ended
				   July  31, 2008          July 31, 2007
	                         Shares      Amount      Shares      Amount
---------------------------------------------------------------------------
Class A:
Sold	                        468,953	$ 1,534,474	707,839	$ 2,404,186
Dividends and distributions
   reinvested	                      -	          -           -	          -
Redeemed	               (706,811) (2,201,628)   (641,497) (2,165,992)
                              ---------------------------------------------
Net increase (decrease)        (237,858) $ (667,154)     66,342   $ 238,194
===========================================================================
Class B:
Sold	                         79,663	  $ 224,840	191,345	  $ 586,838
Dividends and distributions
   reinvested	                      -	          -           -	          -
Redeemed                       (511,638) (1,526,642)   (342,197) (1,073,767)
                              ---------------------------------------------
Net decrease                   (431,975)$(1,301,802)   (150,852) $ (486,929)
===========================================================================
Class C:
Sold	                        311,801	  $ 935,408     500,225	$ 1,536,987
Dividends and distributions
   reinvested	                      -	          -           -	          -
Redeemed                       (541,815) (1,519,909)   (568,493) (1,749,218)
                              ---------------------------------------------
Net decrease                   (203,014) $ (584,501)    (68,268) $ (212,231)
===========================================================================
Class D:
Sold	                         12,338	   $ 38,722	 21,402	   $ 73,168
Dividends and distributions
   reinvested	                      -	          -           -	          -
Redeemed	               (255,003)   (821,517)   (661,003) (2,279,648)
Net decrease	               (242,665) $ (782,795)   (639,601)$(2,206,480)
============================================================================

-- page 14 --
---------------------------------------------------------------------------

Notes to Financial Statements

3.  Realized and Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2008 was $36,654,156. Net unrealized depreciation on investments of $13,296,450, based on identified tax cost as of July 31, 2008, was comprised of gross appreciation of $4,688,792 and gross depreciation of $17,985,242. A trading error occurred on March 24, 2008 resulting in a loss to the Fund of $650,348 of which the Fund was reimbursed $500,348 from its Insurance carrier on May 22, 2008 resulting in a net loss of $150,000 to the Fund which represents 2 cents per share. Such insurance reimbursement is included with the proceeds from sales of securities.

4.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses. Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.
For the year ended July 31, 2008 commissions and sales charges paid by investors on the purchase of Fund shares totaled $51,010 of which $7,908 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class B and C shares totaled $19,808. For the year ended July 31, 2008, WCB received contingent deferred sales charges of $3,033 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares.
No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For the year ended July 31, 2008, the Fund paid directors' fees and expenses of $14,663. For the year ended July 31, 2008, under an agreement with IRC, the Fund was charged $213,589 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $84,025 by an affiliated company of IRC for the rental of office space.

5.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2008, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $10,370,950, of which $1,915,926 expires 2011, $1,926,517 expires 2012, $2,254,368 expires 2013,
$617,552 expires 2015 and $3,656,587 expires 2016.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital. As of July 31, 2008 the components of distributable losses on a tax basis were as follows:
	Capital loss carry forward	(10,370,950)
	Unrealized depreciation	        (13,296,450)
	                                ------------
	                                (23,667,400)
	                                ============

-- page 15 --
---------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Shareholders of American Growth Fund, Inc.


We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc. (the "Fund"), including the statement of investments, as of July 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and
financial highlights are the responsibility of the Funds management.   Our
responsibility is to express an opinion on these financial statements and
financial highlights based on our audits.   The financial highlights for each
of the two years in the period ended July 31, 2005 were audited by other auditors whose report dated September 6, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards require
that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   The Fund is not required to have, nor were we
engaged to perform, an audit of the Funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of July 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audits provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Tait, Weller & Baker LLP
Philadelphia, Pennsylvania
September 23, 2008

-- page 16 --
---------------------------------------------------------------------------

Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 1, 2007 and held for the twelve months ended July 31, 2008.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the year. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Year".

For the twelve months ended July 31, 2008

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Year(2)
		-----------------------------------------------------------
Class A		(13.08)%	$1,000.00	$869.20		$38.13
Class B		(13.92)%	$1,000.00	$860.80		$44.29
Class C		(13.65)%	$1,000.00	$863.50		$44.54
Class D		(12.99)%	$1,000.00	$870.10		$35.34
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class C Shares. Total return is annualized.
(2) Expenses are annualized expense ratio of 4.08%, 4.76%, 4.78% and 3.78% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the year.

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

-- page 17 --
---------------------------------------------------------------------------

For the twelve months ended July 31, 2008

                Hypothetical
                Annualized   Beginning        	Ending        	Expenses
                Total        Account         	Account      	Paid Expenses
                Return       Value           	Value      	The Year(1)
                -----------------------------------------------------------
Class A		5.00%	     $1,000.00		$1,009.20	$40.99
Class B		5.00%	     $1,000.00		$1,002.40	$47.66
Class C		5.00%	     $1,000.00		$1,002.20	$47.85
Class D		5.00%	     $1,000.00		$1,012.20	$38.03
 (1) Expenses are annualized expense ratio of 4.08%, 4.76%, 4.78% and 3.78% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the year.

Allocation of Portfolio Assets (unaudited)
(Calculated as a percentage of Net Assets)

July 31, 2008

	Sector Breakdown

	Computer & Peripherals			 34.04%
	Semiconductor Industry			 11.75%
	Biotechnology Industry			 11.11%
	Steel (General)				  9.28%
	Drug					  8.92%
	Semiconductor Capital Equipment	  	  7.04%
	Insurance Industry			  4.13%
	Metals and Mining			  2.89%
	Entertainment Industry			  2.45%
	Railroad				  2.35%
	Wireless Networking			  2.18%
	Computer Software and Services Industry   2.15%
	Electrical Equipment		  	  0.89%
	Auto and Truck				  0.77%
	-----------------------------------------------
	Investments - Common Stocks		 99.95%
	Cash and Receivables, less Liabilities	  0.05%
	-----------------------------------------------
	Total Net Assets		        100.00%

NOTICE TO SHAREHOLDERS at July 31, 2008 (unaudited)
How to Obtain a Copy of the Funds Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SECs website at http://www.sec.gov.

-- page 18 --
---------------------------------------------------------------------------

How to Obtain a Copy of the Funds Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Funds proxy voting records on the SECs website at http://www.sec.gov or at www.americangrowthfund.com.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director
---------------------------------------------------------
Robert Brody2 (83), 110 Sixteenth Street, Suite 1400, Denver, Colorado President, Director
Since August 1958
See below for affiliations with Investment Research Corporation
   (the Adviser or IRC) and Distributor
1
World Capital Brokerage, Inc., Investment Research Corporation
---------------------------------------------------------
Michael J. Baum, Jr. (91), 111 Emerson #525, Denver, Colorado
Director and Audit Committee Member
Since December 1971
Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.
1
None
---------------------------------------------------------
Eddie R. Bush (69), 1400 W. 122nd Ave., Suite 100, Westminster, Colorado Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
1
None

-- page 19 --
---------------------------------------------------------------------------

Harold Rosen (81), 1 Middle Road, Englewood, CO
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
1
None
---------------------------------------------------------
John Pasco III (61), 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 Director
Since December 2006
Mr. Pasco is Treasurer and a Director of Commonwealth Shareholder Services,
   Inc. ("CSS") a Fund Administrator; President and Director of First Dominion Capital Corp. ("FDCC"), a FINRA registered Broker Dealer; President and Director of Fund Services, Inc., a Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. an SEC registered Investment Advisor; President of Commonwealth Capital Management, LLC, an SEC registered Investment Advisor; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Fund; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.
1
Chairman of the World Funds Inc. (10 Funds).
Chairman of The World Insurance Trust (1 Fund)
---------------------------------------------------------
Timothy E. Taggart (54), 110 Sixteenth Street, Suite 1400, Denver, CO
Treasurer and Chief Compliance Officer	Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983. See below for affiliation with Distributor.
N/A
N/A
---------------------------------------------------------
Michael L. Gaughan (40), 2001 Avenue D, Scottsbluff, NE
Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A
---------------------------------------------------------
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 18, 2008, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2009. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Boards determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory
Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisors specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisors commitment to responsible Fund growth.
        The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and

-- page 20 --
---------------------------------------------------------------------------

        the Advisors compliance record, and the Advisors business
        continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Boards knowledge of the Advisors operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Funds historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, in comparison to the Standard and Poors 500 and in comparison to its peers.
The Board noted the Funds Class A shares was down against the S&P 500 with mixed returns against its peers. In the last quarter the Fund outperformed its peers and the S&P 500. The Board was presented details regarding the Funds performance by the Advisor and concluded that the fund was operating within the parameters of the Funds Objective as described in the Prospectus and that the advisors overall performance was satisfactory.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisors fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisors commitment to the betterment of the
        Fund that the fees and expenses associated with the Advisor were acceptable.
It was also noted that the Funds 12b-1 fees were at an acceptable level.
After taking into account all waivers and reimbursements, the Board concluded that the 12b-1 fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Funds expense ratio begins to show signs of reduction. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Boards decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Funds shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

HYPOTHETICAL PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Dow Jones Industrial Average (DJII). Returns reflect a sales load for Class A and D while Class B and C are without a sales load.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

-- page 21 --
---------------------------------------------------------------------------

(chart)

		 A	 B	 C	 D	 Dow Jones Average
7/31/1998	 10,000  10,000  10,000  10,000  10,000.00
7/31/1999	 10,161  10,086  10,084  10,193  11,995.00
7/31/2000	 9,997 	 9,854 	 9,841 	 10,051  11,845.00
7/31/2001	 5,666 	 5,537 	 5,543 	 5,718 	 11,846.00
7/31/2002	 3,105 	 3,001 	 3,004 	 3,152 	 9,835.00
7/31/2003	 3,828 	 3,660 	 3,664 	 3,886 	 10,395.00
7/31/2004	 3,770 	 3,587 	 3,590 	 3,843 	 11,414.00
7/31/2005	 4,333 	 4,084 	 4,074 	 4,404 	 11,979.00
7/31/2006	 4,304 	 4,026 	 4,030 	 4,390 	 12,592.00
7/31/2007	 4,969 	 4,626 	 4,616 	 5,095 	 14,873.00
7/31/2008	 4,319 	 3,982 	 3,986 	 4,433 	 12,808.00

-- page 22 --
---------------------------------------------------------------------------

On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 07/31/08. For current performance figures please call 1-800-525-2406.

					5 years		10 years
			1 year		annualized	annualized
			(unaudited)	(unaudited)	(unaudited)
Class D without load	-12.99%		2.67%		-7.81%
Class D with load*	-18.09%		1.49%		-8.36%
Class A without load	-13.08%		2.44%		-8.05%
Class A with load*	-18.08%		1.25%		-8.60%
Class B without load	-13.92%		1.70%		-8.80%
Class C without load	-13.65%		1.70%		-8.79%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

-- page 23 --
---------------------------------------------------------------------------

TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point
   Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth
   Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand
   Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT AUDITORS: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400,
   Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th
   Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 110 Sixteenth
   Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS
Robert Brody 		President and Director
Timothy E. Taggart	Treasurer
Michael J. Baum 	Director
Eddie R. Bush 		Director
Harold Rosen 		Director
John Pasco III		Director
Michael L. Gaughan	Secretary


INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody		President, Treasurer, and Director
Timothy E. Taggart	Executive Vice President and Director
Michael L. Gaughan	Secretary

9/2008

-- back cover (page 24) --
---------------------------------------------------------------------------


---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 2 Code of Ethics
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a) American Growth Fund, Inc. has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. American Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406, on the internet at www.americangrowthfund.com or by writing to:

American Growth Fund, Inc.
110 Sixteenth Street
Suite 1400
Denver, CO 80202

(b) The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS

American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.
1.	All advisory and access persons have a duty at all times to place the interests of shareholders first.
2.	All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and
3.	No advisory or access person will take inappropriate advantage of their position.

A.  "Definitions"
1.	"Fund" means American Growth Fund, Inc.
2.	"Access person" means officer, or advisory person of the Fund.
3.	"Advisory person" means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an "advisory person" simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.
4.	A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.
5.	"Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of
Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.
6.	"Control" shall have the same meaning as that set forth in Section
2(a)(9) of the Investment Company Act of 1940.
7.	"Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.
8.	"Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers' acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.
9.	"Security held or to be acquired" by the Fund means any security as defined herein which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.
B.	Applicability of Restrictions and Procedures
American Growth Fund, Inc. applies the code of ethics equally to all access persons. The only exempted transactions are:
1.	Purchases which are part of an automatic dividend reinvestment plan.
2.	Purchases or sales which receive the prior approval of the Board of
Directors for the Fund or the CCO because:  (i) the potential harm to the
Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.
C.	Substantive Restrictions on Personal Investing Activities
The following restrictions apply to all access persons:
1.	Initial Public Offerings.   All access persons are prohibited from
acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.
2.	Private Placements.  All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the Fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company's decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.
3.	Blackout Periods.  All access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending "buy"
or "sell" order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).
4.	Ban on Short-Term Trading Profits.  In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.
5.	Gifts.  All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.
6.	Service as a Director.  All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese Wall" or other procedures.
D.	Compliance Procedures.
The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:
1.	Preclearance.  All access persons excluding the dis-interested board of directors must "preclear" all personal securities investments. Written approval must be obtained from the designated officer of the Fund prior to the order being executed.
2.	Records of Securities Transactions.  All access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.
3.	Post-Trade Monitoring.  We will from time to time monitor personal investment activity by access persons after pre-clearance has been granted.
4.	Disclosure of Personal Holdings.  All access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on a quarterly basis.
5.	Certification of Compliance With Codes of Ethics.  All access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.
6.	Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by the Fund. Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.
7.	Review by The Board of Directors.  The Fund's management will prepare an annual report to the board of directors that, at a minimum  ---
a.	Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;
b.	Identifies any violations requiring significant remedial action during the past year; and
c.	Identifies any recommended changes in existing restrictions or procedures based upon the Fund's experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.
E.	Sanctions
Upon discovering a violation of this Code, the Board of Directors or CCO may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.
F.	Review Process
All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.

(c) All access persons can now purchase Initial Public Offerings for any securities with prior writen approval from the Chief Compliance Officer.

(d)     No waivers were granted.

(e)     N/A

(f)     Included in the report N-CSR.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 3 Audit Committee Financial Expert
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a CPA with a private practice.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 4 Principal Accountant Fees and Services
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker LLP. for the fiscal year ended July 31, 2007 was $31,125. Actual expenses for the audit conducted by Tait, Weller & Baker, LLP for fiscal year ended July 31, 2008 totaled $26,100.

        Tait, Weller & Baker LLP. has provided no other services to us.

(b)     No other fees were paid to Tait, Weller & Baker LLP.

(c)     No other fees were paid to Tait, Weller & Baker LLP.

(d)     No other fees were paid to Tait, Weller & Baker LLP.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2007 and 2006 were pre-approved by the audit committee.

(e)(2)  No Items were approved by the Audit Committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

(g) All services were performed by the principal accounts full time, permanent employees.

(h)	None.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 5 Audit Committee of Listed Registrants
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Michael J Baum Jr - Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N
        Investment Company and First Ave. Corp. all of which are real estate investment companies.
        John Pasco III - Treasurer and a Director of Commonwealth Shareholder Services, Inc. ("CSS") a Fund Administrator; President and Director of First Dominion Capital Corp. ("FDCC"), a FINRA registered Broker Dealer; President and Director of Fund Services, Inc., a Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. an SEC registered Investment Advisor; President of Commonwealth Capital Management, LLC, an SEC registered Investment Advisor; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Fund; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.

(b)	N/A

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 6 Schedule of Investments
---------------------------------------------------------------------------
---------------------------------------------------------------------------


Included in the before presented Annual Report.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------


n/a
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 8 Portfolio Managers of Closed-End Management Investment Companies.
---------------------------------------------------------------------------
---------------------------------------------------------------------------


n/a
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases
---------------------------------------------------------------------------
---------------------------------------------------------------------------


n/a
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 10 Submission of Matters to a Vote of Security Holders
---------------------------------------------------------------------------
---------------------------------------------------------------------------


None.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 11 Controls and Procedures
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a) The registrants principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.

(b)	There were no changes in the Fund's internal controls over fiscal reporting.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 12 Exhibits
---------------------------------------------------------------------------
---------------------------------------------------------------------------


30a-2(a) certification brody
30a-2(a) sertification taggart
Code of Ethics 2008
---------------------------------------------------------------------------
---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ______________________________________________________________

By (Signature and Title)*__________________________________________________

Date________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)* /s/ Robert Brody, President

                          Date 09/29/2008




By (Signature and Title)* /s/ Timothy E. Taggart, Executive Vice President

			  Date 09/29/2008

* Print the name and title of each signing officer under his or her signature.